FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	$ (139)	$ 78
Amount realized	5	61
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	4	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	0	(7)
Carrying value	(142)	(139)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	8,778	8,714
Fair value of the interest rate swap agreements	4	25
Fair value convertible senior debentures and derivatives liabilities	1,610	1,612
Fair value, option, credit risk, gains (losses) on assets	13	164
Cash And Cash Equivalents2011 [Domain]
Total	1,498	1,509
Cash Equivalents [Member] | Level 1 [Member]
Total	1,624	1,625
Cash Equivalents [Member] | Level 2 [Member]
Total	16	23
Cash Equivalents [Member] | Level 3 [Member]
Total	(142)	(139)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	139	73
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	139	73
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	923	1,023
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	923	1,023
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	30	31
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	30	31
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	5	5
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	4	4
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	94	91
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	94	91
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	8	20
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	8	20
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Liability Derivatives [Member]
Derivatives-net	31	57
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	31	57
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		53
Derivatives-net	4	25
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		53
Derivatives-net	4	25
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	91
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	91
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(40)	(17)
Derivative Fair Value Of Derivative Asset	40	17
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(40)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	550	505
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	550	505
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(173)	(171)
Business Acquisition, Contingent Consideration, at Fair Value	2	171
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (173)	$ (171)